FAIR VALUE MEASUREMENTS - Schedule of Significant Inputs to Calculation of Fair Value Warrant Liabilities (Parenthetical) (Details)	Feb. 28, 2026	Feb. 27, 2026
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Reverse stock split		0.2
Warrant Liabilities [Member] | Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Reverse stock split	0.2